UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08587

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 18

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2017

Date of reporting period:	8/31/2017

Item 1.  Schedule of Investments

Prudential Jennison 20/20 Focus Fund

Schedule of Investments

as of August 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS
Aerospace & Defense — 2.3%
United Technologies Corp.	218,387	$26,145,292

Automobiles — 1.8%
Tesla, Inc.*(a)	58,471	20,809,829

Banks — 7.2%
JPMorgan Chase & Co.	487,755	44,332,052
PNC Financial Services Group, Inc. (The)	312,939	39,245,680

		83,577,732

Biotechnology — 6.0%
Celgene Corp.*	276,619	38,430,678
Shire PLC, ADR	92,916	13,880,721
Vertex Pharmaceuticals, Inc.*	107,151	17,202,021

		69,513,420

Chemicals — 2.1%
Dow Chemical Co. (The)	364,358	24,284,461

Consumer Finance — 2.1%
SLM Corp.*	2,360,430	24,005,573

Electric Utilities — 2.3%
PG&E Corp.	383,636	27,000,302

Energy Equipment & Services — 1.5%
Halliburton Co.	456,476	17,788,870

Food & Staples Retailing — 1.7%
Wal-Mart Stores, Inc.	260,136	20,308,817

Food Products — 1.3%
Mondelez International, Inc. (Class A Stock)	359,860	14,631,908

Health Care Equipment & Supplies — 1.7%
Zimmer Biomet Holdings, Inc.	169,798	19,402,817

Health Care Providers & Services — 3.4%
Cigna Corp.	102,515	18,663,881
UnitedHealth Group, Inc.	105,848	21,053,167

		39,717,048

Hotels, Restaurants & Leisure — 1.9%
Carnival Corp.	317,871	22,085,677

Insurance — 2.2%
MetLife, Inc.	542,866	25,422,415

Internet & Direct Marketing Retail — 5.0%
Amazon.com, Inc.*	32,343	31,715,546
Netflix, Inc.*	152,489	26,641,353

		58,356,899

Internet Software & Services — 14.7%
Alibaba Group Holding Ltd. (China), ADR*(a)	248,539	42,684,088
Alphabet, Inc. (Class A Stock)*	15,609	14,910,341
Alphabet, Inc. (Class C Stock)*	15,973	15,003,918
eBay, Inc.*	640,333	23,135,231
Facebook, Inc. (Class A Stock)*	227,803	39,175,282
Tencent Holdings Ltd. (China), ADR	838,209	35,481,387

		170,390,247

IT Services — 2.8%
Visa, Inc. (Class A Stock)	319,728	33,098,242

Media 5.5%
Charter Communications, Inc. (Class A Stock)*	80,781	32,194,460
Comcast Corp. (Class A Stock)	782,682	31,784,716

		63,979,176

Oil, Gas & Consumable Fuels — 2.6%
Noble Energy, Inc.	506,323	12,035,298
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	327,206	18,055,227

		30,090,525

Pharmaceuticals — 3.7%
Allergan PLC	63,852	14,652,757
Bristol-Myers Squibb Co.	203,631	12,315,603
Pfizer, Inc.	488,570	16,572,294

		43,540,654

Semiconductors & Semiconductor Equipment — 7.5%
Broadcom Ltd.	140,474	35,409,281
NVIDIA Corp.	181,887	30,818,934
Texas Instruments, Inc.	259,582	21,498,581

		87,726,796

Software — 13.4%
Activision Blizzard, Inc.	514,122	33,705,838
Adobe Systems, Inc.*	186,511	28,939,047
Microsoft Corp.	753,109	56,309,960
salesforce.com, Inc.*	385,501	36,811,490

		155,766,335

Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc.	270,080	44,293,120

Textiles, Apparel & Luxury Goods — 2.0%
adidas AG (Germany)	103,787	23,309,795

TOTAL LONG-TERM INVESTMENTS (cost $807,164,702)		1,145,245,950

SHORT-TERM INVESTMENTS — 6.7%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	16,942,458	16,942,458
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $61,130,206; includes $61,065,472 of cash collateral for securities on loan)(b)(w)	61,125,740	61,131,853

TOTAL SHORT-TERM INVESTMENTS (cost $78,072,664)		78,074,311

TOTAL INVESTMENTS — 105.2% (cost $885,237,366)(x)	1,223,320,261
Liabilities in excess of other assets — (5.2)%	(59,979,203)

NET ASSETS — 100.0%	$1,163,341,058

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $60,091,593; cash collateral of $61,065,472 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$888,681,780

Gross Unrealized Appreciation	358,666,357
Gross Unrealized Depreciation	(24,027,876)

Net Unrealized Appreciation	$334,638,481

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$26,145,292	$—	$—
Automobiles	20,809,829	—	—
Banks	83,577,732	—	—
Biotechnology	69,513,420	—	—
Chemicals	24,284,461	—	—
Consumer Finance	24,005,573	—	—
Electric Utilities	27,000,302	—	—
Energy Equipment & Services	17,788,870	—	—
Food & Staples Retailing	20,308,817	—	—
Food Products	14,631,908	—	—
Health Care Equipment & Supplies	19,402,817	—	—
Health Care Providers & Services	39,717,048	—	—
Hotels, Restaurants & Leisure	22,085,677	—	—
Insurance	25,422,415	—	—
Internet & Direct Marketing Retail	58,356,899	—	—
Internet Software & Services	170,390,247	—	—
IT Services	33,098,242	—	—
Media	63,979,176	—	—
Oil, Gas & Consumable Fuels	30,090,525	—	—
Pharmaceuticals	43,540,654	—	—

Semiconductors & Semiconductor Equipment	87,726,796	—	—
Software	155,766,335	—	—
Technology Hardware, Storage & Peripherals	44,293,120	—	—
Textiles, Apparel & Luxury Goods	—	23,309,795	—
Affiliated Mutual Funds	78,074,311	—	—

Total	$1,200,010,466	$23,309,795	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Jennison MLP Fund

Schedule of Investments

as of August 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.9%
COMMON STOCKS — 24.7%
Independent Power & Renewable Electricity Producers — 1.3%
NRG Yield, Inc. (Class C Stock)	284,784	$5,268,504

Oil & Gas Storage & Transportation — 23.4%
EnLink Midstream LLC	322,496	5,498,557
Kinder Morgan, Inc.	655,384	12,668,573
ONEOK, Inc.	240,495	13,025,209
Pembina Pipeline Corp. (Canada)	328,144	10,576,081
SemGroup Corp. (Class A Stock)	430,985	11,076,315
Targa Resources Corp.	408,233	18,194,945
TransCanada Corp. (Canada)	246,756	12,529,968
Williams Cos., Inc. (The)	500,426	14,877,665

		98,447,313

TOTAL COMMON STOCKS (cost $102,916,432)		103,715,817

PREFERRED STOCK — 3.4%
Oil & Gas Exploration & Production
Anadarko Petroleum Corp. CVT, 7.500% (cost $15,592,248)	390,104	14,433,848

MASTER LIMITED PARTNERSHIPS — 69.8%
Oil & Gas Equipment & Services — 1.3%
USA Compression Partners LP	345,028	5,444,542

Oil & Gas Refining & Marketing — 4.0%
EnLink Midstream Partners LP	451,778	7,332,357
NuStar Energy LP	227,786	9,223,055

		16,555,412

Oil & Gas Storage & Transportation — 63.0%
Antero Midstream GP LP	281,809	5,371,280
Antero Midstream Partners LP	443,430	14,974,631
Boardwalk Pipeline Partners LP	282,982	4,275,858
Buckeye Partners LP	259,864	14,861,622
Cheniere Energy Partners LP	771,343	21,350,774
Energy Transfer Equity LP	757,628	13,159,998
Energy Transfer Partners LP	1,480,155	28,137,747
Enterprise Products Partners LP	705,245	18,385,737
EQT GP Holdings LP	171,550	4,892,606
EQT Midstream Partners LP	268,998	20,543,377
Hess Midstream Partners LP	211,886	4,462,319
MPLX LP	868,243	29,798,100
Noble Midstream Partners LP	268,657	12,941,208
Plains All American Pipeline LP	609,577	13,203,438
Tallgrass Energy GP LP	167,140	4,492,723
Tallgrass Energy Partners LP	411,086	19,432,035
TC PipeLines LP	101,532	5,342,614
Williams Partners LP	736,002	28,998,479

		264,624,546

Renewable Electricity — 1.5%
NextEra Energy Partners LP	156,021	6,468,630

TOTAL MASTER LIMITED PARTNERSHIPS (cost $269,802,097)		293,093,130

TOTAL LONG-TERM INVESTMENTS (cost $388,310,777)		411,242,795

SHORT-TERM INVESTMENT — 1.2%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $5,077,188)(w)	5,077,188	5,077,188

TOTAL INVESTMENTS — 99.1% (cost $393,387,965)(x)		416,319,983
Other assets in excess of liabilities — 0.9%		3,922,028

NET ASSETS — 100.0%		$420,242,011

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$385,598,503

Gross Unrealized Appreciation	41,629,332
Gross Unrealized Depreciation	(10,907,852)

Net Unrealized Appreciation	$30,721,480

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Independent Power & Renewable Electricity Producers	$5,268,504	$—	$—
Oil & Gas Storage & Transportation	98,447,313	—	—
Preferred Stock
Oil & Gas Exploration & Production	14,433,848	—	—
Master Limited Partnerships
Oil & Gas Equipment & Services	5,444,542	—	—
Oil & Gas Refining & Marketing	16,555,412	—	—
Oil & Gas Storage & Transportation	264,624,546	—	—
Renewable Electricity	6,468,630	—	—
Affiliated Mutual Fund	5,077,188	—	—

Total	$416,319,983	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Glossary:

The following abbreviations are used in the quarterly schedule of portfolio holdings:

ADR	American Depositary Receipt

CVT	Convertible Security

Notes to Schedules of Investments (unaudited)

Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, Master Limited Partnerships (“MLPs”) exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

The Prudential Jennison MLP Fund invests primarily in MLPs. MLPs and MLP-related investments will comprise a minimum of 80% of investable assets of the Prudential Jennison MLP Fund. The majority of MLPs operate in the energy and/or natural resources sector. MLPs are generally organized under state law as limited partnerships or limited liability companies. An MLP consists of at least one general partner as well as other additional limited partners (for MLPs structured as limited liability companies, at least one managing member and members, respectively). The general partner or managing member controls the operations and management of the MLP and has an ownership stake in the MLP. The limited partners or members, through their ownership of limited partner or member interests, contribute capital to the entity and have a limited role in the operation and management of the entity and receive cash distributions. For U.S. federal income tax purposes, the Prudential Jennison MLP Fund’s investment policy of investing primarily in MLPs results in its being taxed as a regular corporation, or a “C” corporation, rather than as a regulated investment company.

Each Fund may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund and their securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prudential Investment Portfolios 18

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	October 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date	October 18, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date	October 18, 2017

* Print the name and title of each signing officer under his or her signature.